SUPPLEMENT DATED JANUARY 28, 2008 TO THE PROSPECTUS DATED MAY 2, 2007,
                          AS REVISED ON AUGUST 7, 2007

             OLD MUTUAL EMERGING MANAGERS INSTITUTIONAL FUND, L.L.C.
                                  (the "Fund")


         William J. Landes has resigned as Chief Executive Officer, President and Principal Manager of the Fund, effective January 15, 2008. The Fund's Board of Managers has elected Kevin Hunt to replace Dr. Landes in each of these positions, effective as of that date. As a result, the Fund's Prospectus is revised as follows:

         The information contained in the section "Management of the Fund" concerning Dr. Landes is replaced with the below, which reflects information as of January 27, 2008:


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NAME, AGE, AND                 TERM OF              PRINCIPAL OCCUPATION                NUMBER OF    OTHER
POSITION WITH THE              OFFICE* AND          DURING PAST 5 YEARS                 FUNDS IN     DIRECTORSHIPS HELD
FUND                           LENGTH OF                                                FUND         BY
                               TIME SERVED                                              COMPLEX      MANAGERS
                                                                                        OVERSEEN
                                                                                        BY
                                                                                        MANAGER
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                                                      INTERESTED MANAGER
-----------------------------------------------------------------------------------------------------------------------------------

Kevin Hunt*                    Indefinite/Since     Executive   Vice   President  and      6         Manager, Larch Lane Advisors
                               January 2008         Chief    Sales   and    Marketing                LLC; Chairman of the Board of
Age: 55                                             Officer, Old Mutual (US) Holdings                Governors, The Money
                                                    Inc., April 2002-present.                        Management Institute (MMI).
Manager, President and Chief
Executive Officer
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*Mr. Hunt is a Manager who may be deemed an "interested person" of the Fund, as that term is defined by the 1940 Act, because he is the Principal Executive Officer of the Fund and he is an officer of an affiliate of the Adviser.

                                                      INTERESTED MANAGER
                                                                                        AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                                                                           OF ALL REGISTERED INVESTMENT COMPANIES
                                                      DOLLAR RANGE OF EQUITY                  OVERSEEN BY MANAGER IN FAMILY OF
          NAME OF MANAGER                             SECURITIES OF THE FUND                        INVESTMENT COMPANIES**
          ---------------                             ----------------------                        --------------------
Kevin Hunt                                                     None                                         None

**The family of registered investment companies includes the Fund, the Master Fund, Old Mutual Emerging Managers Fund, L.L.C., Old
Mutual Absolute Return Master Fund, L.L.C., Old Mutual Absolute Return Fund, L.L.C. and Old Mutual Absolute Return Institutional
Fund, L.L.C.


         In addition, Mr. Hunt will replace Dr. Landes as the Tax Matters Partner of the Fund.


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